Regulatory Matters - Summary of Additional Significant Riders Associated with Various Virginia Power Projects (Detail) - Virginia Electric and Power Company $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Rider S
Public Utilities, General Disclosures [Line Items]
Application Date	2018-06
Approval Date	February 2019
Rate Year Beginning	2019-04
Total Revenue Requirement (millions)	$ 215
Increase (decrease) in revenue requirement	$ (3)
Rider GV
Public Utilities, General Disclosures [Line Items]
Application Date	2018-06
Approval Date	February 2019
Rate Year Beginning	2019-04
Total Revenue Requirement (millions)	$ 120
Increase (decrease) in revenue requirement	$ 38
Rider W
Public Utilities, General Disclosures [Line Items]
Application Date	2018-06
Approval Date	February 2019
Rate Year Beginning	2019-04
Total Revenue Requirement (millions)	$ 105
Increase (decrease) in revenue requirement	$ (4)
Rider R
Public Utilities, General Disclosures [Line Items]
Application Date	2018-06
Approval Date	February 2019
Rate Year Beginning	2019-04
Total Revenue Requirement (millions)	$ 57
Increase (decrease) in revenue requirement	$ (9)
Rider B
Public Utilities, General Disclosures [Line Items]
Application Date	2018-06
Approval Date	February 2019
Rate Year Beginning	2019-04
Total Revenue Requirement (millions)	$ 38
Increase (decrease) in revenue requirement	$ (9)
Rider BW
Public Utilities, General Disclosures [Line Items]
Application Date	2018-10
Approval Date	Pending
Rate Year Beginning	2019-09
Total Revenue Requirement (millions)	$ 123
Increase (decrease) in revenue requirement	$ 7
Rider US2
Public Utilities, General Disclosures [Line Items]
Application Date	2018-10
Approval Date	Pending
Rate Year Beginning	2019-09
Total Revenue Requirement (millions)	$ 16
Increase (decrease) in revenue requirement	$ 3
Rider E
Public Utilities, General Disclosures [Line Items]
Application Date	2018-12
Approval Date	Pending
Rate Year Beginning	2019-11
Total Revenue Requirement (millions)	$ 114